Consolidated Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 1,181.2	$ 827.6	$ 776.1
Net income from discontinued operations, net of tax	23.4	(1.0)	(0.2)
Net income from continuing operations	1,204.6	826.6	775.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	244.7	106.7	94.1
Deferred income taxes	110.4	51.5	33.8
Employee stock-based compensation expense	49.7	44.6	40.2
Bad debt expense	5.2	24.1	30.0
Deferred financing fees	5.1	66.3	2.4
Other, net	9.4	3.3	18.3
Changes in operating assets and liabilities, net of changes resulting from acquisitions:
Receivables	793.0	(506.0)	23.7
Inventories	(70.2)	(58.1)	(38.0)
Other current and noncurrent assets	(90.0)	(68.6)	6.1
Claims and rebates payable	(186.7)	995.4	113.0
Other current and non-current liabilities	29.9	266.2	(8.4)
Net cash provided by operating activities-continuing operations	2,105.1	1,752.0	1,091.1
Net cash provided by operating activities - discontinued operations	12.3	19.5	11.9
Net cash flows provided by operating activities	2,117.4	1,771.5	1,103.0
Cash flows from investing activities:
Purchases of property and equipment	(119.9)	(147.5)	(83.8)
Purchase of short-term investments	(38.0)	(1,201.4)
Cash received from short-term investment	8.6	6.4	38.9
Proceeds from the sale of business	2.5		27.7
Acquisitions, net of cash acquired, and investment in joint venture		(4,672.6)	(251.5)
Sale of short-term investments		1,198.9
Short-term investment transferred from cash			(49.3)
Other	1.7	(4.3)	(0.6)
Net cash used in investing activities - continuing operations	(145.1)	(4,820.5)	(318.6)
Net cash used in investing activities - discontinued operations	(0.8)	(1.9)	(2.0)
Net cash used in investing activities	(145.9)	(4,822.4)	(320.6)
Cash flows from financing activities:
Repayment of long-term debt	(1,340.1)	(420.1)	(260.0)
Treasury stock acquired	(1,276.2)		(494.4)
Tax benefit relating to employee stock-based compensation	58.9	13.4	42.1
Net proceeds from employee stock plans	35.3	12.5	31.9
Deferred financing fees	(3.9)	(79.5)
Proceeds from long-term debt, net of discounts		2,491.6
Net proceeds from stock issuance		1,569.1
Other	3.0
Net cash (used in) provided by financing activities	(2,523.0)	3,587.0	(680.4)
Effect of foreign currency translation adjustment	4.8	3.6	(6.0)
Net (decrease) increase in cash and cash equivalents	(546.7)	539.7	96.0
Cash and cash equivalents at beginning of year	1,070.4	530.7	434.7
Cash and cash equivalents at end of year	523.7	1,070.4	530.7
Cash paid during the year for:
Income tax payments, net of refunds	601.4	478.3	342.4
Interest	$ 162.3	$ 185.8	$ 72.9